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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dinsmore Capital Management Co.
Address: 65 Madison Avenue
         Suite 550
         Morristown, New Jersey 07960

Form 13F File Number: 28-05466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary I. Levine
Title: Chief Financial Officer
Phone: (973) 631-1177

Signature, Place, and Date of Signing:


/s/ Gary I. Levine   Morristown, New Jersey   May 13, 2010
------------------   ----------------------   ------------
   [Signature]           [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:           92
Form 13F Information Table Value Total:     $195,308
                                          (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc. c CONV             000886AE1     2135  2600000 PRN      Sole                  2600000
Alliant Techsystems Inc. cv. s CONV             018804AM6     2050  2000000 PRN      Sole                  2000000
Amerivon Holdings LLC Conv Pro CONV             952939        1500  3000000 PRN      Sole                  3000000
Amylin Pharmaceuticals, Inc. c CONV             032346AF5     1255  1400000 PRN      Sole                  1400000
Anixter International, Inc. sr CONV             035290AJ4     2174  2250000 PRN      Sole                  2250000
Anixter International, Inc. sr CONV             035290AH8      483   500000 PRN      Sole                   500000
Annaly Capital Management, Inc CONV             035710AA0     2547  2500000 PRN      Sole                  2500000
Blackboard Inc. cv. sr. notes  CONV             091935AA4     4567  4500000 PRN      Sole                  4500000
CEMEX, S.A.B. de C.V. cv.sub.n CONV             151290AU7     1030  1000000 PRN      Sole                  1000000
CSG Systems International, Inc CONV             126349AC3     1160  1100000 PRN      Sole                  1100000
Central European Distribution  CONV             153435AA0     2427  2700000 PRN      Sole                  2700000
Cephalon Inc. cv. sr. sub. not CONV             156708AR0     2320  2000000 PRN      Sole                  2000000
China Medical Technologies, In CONV             169483AC8     2187  3500000 PRN      Sole                  3500000
Coinstar, Inc. cv. sr. notes   CONV             19259PAF9     2155  2000000 PRN      Sole                  2000000
CommScope, Inc. sr. sub. cv. n CONV             203372AG2     2432  2000000 PRN      Sole                  2000000
Comtech Telecommunications Cor CONV             205826AE0     2177  2000000 PRN      Sole                  2000000
Covanta Holding Corp. sr. cv.  CONV             22282EAA0     3303  3500000 PRN      Sole                  3500000
Dryships, Inc. cv. sr. notes   CONV             262498AB4     2080  2000000 PRN      Sole                  2000000
EMC Corp. cv. sr. notes        CONV             268648AM4     3514  2800000 PRN      Sole                  2800000
EMC Corp. cv. sr. notes 144A   CONV             268648AL6     1255  1000000 PRN      Sole                  1000000
Endo Pharmacueticals Holdings, CONV             29264FAA4     2005  2000000 PRN      Sole                  2000000
Equinix, Inc. cv. sub. notes   CONV             29444UAF3     2461  2300000 PRN      Sole                  2300000
Equinix, Inc. cv. sub. notes   CONV             29444UAH9     2566  1880000 PRN      Sole                  1880000
Euronet Worldwide, Inc. cv deb CONV             298736AF6     2362  2500000 PRN      Sole                  2500000
Euronet Worldwide, Inc. cv deb CONV             298736AE9     1890  2000000 PRN      Sole                  2000000
ExpressJet Holdings, Inc. cv.  CONV             30218UAB4     1691  1700000 PRN      Sole                  1700000
Finisar Corporation cv. sr. no CONV             31787AAJ0     3300  2000000 PRN      Sole                  2000000
GSI Commerce, Inc. cv. sr. not CONV             36238GAD4     1115  1000000 PRN      Sole                  1000000
GSI Commerce, Inc. cv. sr. not CONV             36238GAC6     2230  2000000 PRN      Sole                  2000000
Goodrich Petroleum Corp. cv.sr CONV             382410AC2     1745  2000000 PRN      Sole                  2000000
Greatbatch, Inc. cv. sub. deb. CONV             39153LAB2     2719  3000000 PRN      Sole                  3000000
Intel Corp. jr. sub. cv. deb.  CONV             458140AF7     1685  1400000 PRN      Sole                  1400000
Intel Corp. jr. sub. cv. deb.  CONV             458140AC4     2466  2500000 PRN      Sole                  2500000
JAKKS Pacific, Inc. cv. sr. no CONV             47012EAC0      994   920000 PRN      Sole                   920000
Jaguar Mining, Inc. cv. sr. no CONV             47009MAG8     1992  2000000 PRN      Sole                  2000000
Kaiser Aluminum Corp. cv. sr.  CONV             483007AA8     1035  1000000 PRN      Sole                  1000000
Kinetic Concepts, Inc. cv. sr. CONV             49460WAF6     3390  3000000 PRN      Sole                  3000000
Knight Capital Group, Inc. cas CONV             499005AD8     1960  2000000 PRN      Sole                  2000000
LSB Industries, Inc. cv. sr. s CONV             502160AG9     2955  3000000 PRN      Sole                  3000000
Lehman Brothers Holdings, Inc. CONV             524908PL8      525  3000000 PRN      Sole                  3000000
Lexington Realty Trust cv. gua CONV             529043AA9     2111  2000000 PRN      Sole                  2000000
LifePoint Hospitals, Inc. cv.  CONV             53219LAH2     1002  1000000 PRN      Sole                  1000000
McMoRan Exploration Co. cv. sr CONV             582411AE4     2338  2177000 PRN      Sole                  2177000
Millipore Corp. cv. sr. notes  CONV             601073AD1     2512  2000000 PRN      Sole                  2000000
Morgans Hotel Group sr. sub. c CONV             61748WAA6     1505  2000000 PRN      Sole                  2000000
Mylan Laboratories Inc. sr. cv CONV             628530AG2     3345  3000000 PRN      Sole                  3000000
NETAPP, Inc. sr. cv. notes     CONV             64110DAB0     1176  1000000 PRN      Sole                  1000000
NII Holdings, Inc. cv. notes   CONV             62913FAF9     2040  2000000 PRN      Sole                  2000000
Nuance Communications, Inc. sr CONV             67020YAB6     4345  4000000 PRN      Sole                  4000000
Oil States International, Inc. CONV             678026AB1     3257  2150000 PRN      Sole                  2150000
Old Republic International cv. CONV             680223AF1     3772  3000000 PRN      Sole                  3000000
Omnicare, Inc. cv. sr. deb. {7 CONV             681904AL2      724   850000 PRN      Sole                   850000
Onyx Pharmaceuticals, Inc. cv. CONV             683399AB5     1633  1500000 PRN      Sole                  1500000
Regis Corp. cv. sr. notes      CONV             758932AA5     2059  1500000 PRN      Sole                  1500000
Rovi Corp. cv. sr. notes 144A  CONV             779376AA0     2007  2000000 PRN      Sole                  2000000
SAVVIS, Inc. cv. sr. notes     CONV             805423AA8     3730  4000000 PRN      Sole                  4000000
SBA Communications Corp. cv. s CONV             78388JAN6     1062  1000000 PRN      Sole                  1000000
SBA Communications Corp. cv. s CONV             78388JAL0     2725  2000000 PRN      Sole                  2000000
Salesforce.com Inc. cv. sr. no CONV             79466LAA2     2095  2000000 PRN      Sole                  2000000
SonoSite Inc. cv sr notes      CONV             83568GAA2     2388  2250000 PRN      Sole                  2250000
SunPower Corp. sr. cv. deb.    CONV             867652AA7     2715  3000000 PRN      Sole                  3000000
SunPower Corporation sr. cash  CONV             867652AD1     1537  1500000 PRN      Sole                  1500000
Sybase, Inc. cv. sr. notes 144 CONV             871130AC4     3589  3000000 PRN      Sole                  3000000
TeleCommunications Systems, In CONV             87929JAA1     1552  1500000 PRN      Sole                  1500000
Teva Pharm. Finance Co. B.V. c CONV             88165FAA0     3885  3000000 PRN      Sole                  3000000
Titan International, Inc. sr.  CONV             888305AA7     2200  2000000 PRN      Sole                  2000000
Trina Solar Ltd. cv. sr. notes CONV             89628EAA2     2400  1500000 PRN      Sole                  1500000
Verenium Corp. cv. sr. secured CONV             92340PAB6      489   674000 PRN      Sole                   674000
ATP Oil & Gas Corp. cv. perp.  PFD CV           00208J702     1648    15000 SH       Sole                    15000
Bank of America Corp. 7.25% no PFD CV           060505682     1950     2000 SH       Sole                     2000
Bunge Limited 4.875% cum. cv.  PFD CV           G16962204     2237    25000 SH       Sole                    25000
Chesapeake Energy 4.5% cum. cv PFD CV           165167842     2736    32720 SH       Sole                    32720
Chesapeake Energy 5% cv. pfd.  PFD CV           165167826      842    10000 SH       Sole                    10000
NY Community Bancorp, Inc. 6%  PFD CV           64944P307     2508    48000 SH       Sole                    48000
SovereignCapitalTrust IV 4.375 PFD CV           846048205      896    28000 SH       Sole                    28000
Wells Fargo 7.5% srs L perp cv PFD CV           949746804     3908     4000 SH       Sole                     4000
Whiting Petroleum Corp. perp.  PFD CV           966387201     3958    20000 SH       Sole                    20000
2009 Dole Food ACES Trust 7% 1 PFD CV           90213B208     3201   260000 SH       Sole                   260000
Citigroup Inc. 7.5% T-DECS     PFD CV           172967416     1828    15000 SH       Sole                    15000
Freeport-McMoRan 6.75% mand. c PFD CV           35671D782     3479    30000 SH       Sole                    30000
Great Plains Energy eq. units  PFD CV           911648038     2540    40000 SH       Sole                    40000
Hartford Finl Services Group 7 PFD CV           416515708      263    10000 SH       Sole                    10000
LehmanBro. Hldgs. 6% exchnote  PFD CV           52522L350      437   100000 SH       Sole                   100000
Merrill Lynch & Co. Inc. 5.4%  PFD CV           59018FDP4     2313     4000 SH       Sole                     4000
Vale Cap II 6.75% 2012 mand.cv PFD CV           91912F201     3492    38400 SH       Sole                    38400
Vale Cap II 6.75% 2012 mand.cv PFD CV           91912F300     1183    13000 SH       Sole                    13000
AT&T Inc. common stock         COM              00206R102     1034    40000 SH       Sole                    40000
Celanese Corp. common stock    COM              150870103     2160    67822 SH       Sole                    67822
Johnson & Johnson common stock COM              478160104      685    10500 SH       Sole                    10500
Merck & Company, Inc., common  COM              58933Y105      883    23651 SH       Sole                    23651
The Walt Disney Company common COM              254687106     2095    60000 SH       Sole                    60000
Verizon Communications, Inc. c COM              92343V104      993    32000 SH       Sole                    32000
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